UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04010

                                OCM Mutual Fund
                              2600 Kitty Hawk Road
                                   Suite 119
                              Livermore, CA 94551


                     Name and address of agent for service:

                                 Gregory Orrell
                        Orrell Capital Management, Inc.
                              2600 Kitty Hawk Road
                                   Suite 119
                              Livermore, CA 94551


                 Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                  Date of reporting period: February 28, 2015

OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AS OF FEBRUARY 28, 2015
(UNAUDITED)

ITEM 1. SCHEDULE OF INVESTMENTS

      Shares                                                           Value
      ------                                                           -----

             COMMON STOCKS                            90.5%
             MAJOR GOLD PRODUCERS                     38.2%
     127,250 Agnico-Eagle Mines Ltd.                                $ 4,091,087
     225,000 AngloGold Ashanti Ltd. ADR*                              2,535,750
     400,000 Gold Fields Ltd. ADR                                     1,860,000
     430,000 Goldcorp, Inc.                                           9,451,400
     358,200 Kinross Gold Corp.*                                      1,017,288
     100,000 Newmont Mining Corp.                                     2,633,000
     249,750 Sibanye Gold Ltd. ADR                                    2,644,853
     250,000 Yamana Gold, Inc.                                        1,067,500
                                                                    -----------
                                                                     25,300,878
                                                                    -----------
             INTERMEDIATE/MID-TIER GOLD PRODUCERS     25.2%
     100,000 Alacer Gold Corp.                                          216,783
     145,200 AuRico Gold, Inc.                                          514,008
     500,000 B2Gold Corp.*                                              843,933
     350,000 Centerra Gold, Inc.                                      1,710,663
     360,833 Eldorado Gold Corp.                                      2,092,831
     900,000 Endeavour Mining Corp.*                                    431,965
     300,000 IAMGOLD Corp.*                                             735,000
     122,500 Randgold Resources Ltd. ADR                              9,700,775
      85,000 Silver Standard Resources, Inc.*                           447,100
                                                                    -----------
                                                                     16,693,058
                                                                    -----------
             JUNIOR GOLD PRODUCERS                     5.8%
     100,000 Alamos Gold, Inc.                                          605,000
     240,000 Argonaut Gold Ltd.*                                        399,328
     300,000 Dundee Precious Metals, Inc.*                              715,143
     100,000 Klondex Mines Ltd.*                                        215,983
     800,000 Mandalay Resources Corp.                                   601,552
   1,000,000 Perseus Mining Ltd.*                                       283,977
   1,000,000 Wesdome Gold Mines Ltd.*                                 1,015,919
                                                                    -----------
                                                                      3,836,902
                                                                    -----------
             EXPLORATION AND DEVELOPMENT COMPANIES     2.3%
     500,000 Amarillo Gold Corp.*                                        23,998
      73,000 Avala Resources Ltd.*                                        2,920
     150,000 MAG Silver Corp.*                                        1,085,913
   6,000,040 Sutter Gold Mining, Inc.*                                  287,979
   2,500,000 West Kirkland Mining, Inc.*                                109,991
                                                                    -----------
                                                                      1,510,801
                                                                    -----------

      Shares                                                           Value
      ------                                                           -----

             PRIMARY SILVER PRODUCERS                 10.5%
     200,000 Fortuna Silver Mines, Inc.*                            $   899,128
     210,000 Silver Wheaton Corp.                                     4,535,637
     100,000 Tahoe Resources, Inc.                                    1,399,088
       5,600 Tahoe Resources, Inc.^                                      78,176
                                                                    -----------
                                                                      6,912,029
                                                                    -----------
             OTHER                                     8.5%
      14,800 Franco-Nevada Corp.                                        780,904
      10,200 Franco-Nevada Corp.^                                       538,050
      60,000 Royal Gold, Inc.                                         4,326,000
                                                                    -----------
                                                                      5,644,954
                                                                    -----------

             TOTAL COMMON STOCKS
              (Cost $29,415,499)                                     59,898,622
                                                                    -----------

             EXCHANGE TRADED FUND                      6.0%
      34,500 SPDR Gold Trust*                                         4,007,520
                                                                    -----------

             TOTAL EXCHANGE TRADED FUND
              (Cost $1,525,245)                                       4,007,520
                                                                    -----------

             WARRANTS                                  0.0%
      75,000 Veris Gold Corp.* #
               Exercise Price 1.95 CAD, Exp. 12/18/2016                    --
             TOTAL WARRANTS
              (Cost $0)                                                    --
                                                                    -----------

             SHORT-TERM INVESTMENT                     3.9%
   2,580,896 UMB Money Market Fiduciary, 0.01%                        2,580,896
                                                                    -----------

             TOTAL SHORT-TERM INVESTMENT
              (Cost $2,580,896)                                       2,580,896
                                                                    -----------


             TOTAL INVESTMENTS
              (Cost $33,521,640)                     100.4%          66,487,038

             LIABILITIES LESS OTHER ASSETS           (0.4)%            (290,791)
                                                                    -----------

             TOTAL NET ASSETS                        100.0%         $66,196,247
                                                                    ===========


ADR - American Depository Receipt.

CAD - Canadian Dollars.

* Non-income producing security.

^ Denoted investment is a Canadian security traded on U.S. stock exchange.

#The security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

SUMMARY OF INVESTMENTS BY COUNTRY


  Country                                               Percent of
                                                        Investment
                                          Value         Securities
  ----------------------------------------------------------------
  Australia                         $    283,977           0.4%
  Canada                              35,482,302          53.4
  Cayman Islands                         431,965           0.6
  Jersey                               9,700,775          14.6
  South Africa                         7,040,603          10.6
  United States(1)                    13,547,416          20.4
                                    --------------------------

  Total                             $ 66,487,038         100.0%
                                    ==========================

(1) Includes short-term investments.


See Notes to Schedule of Investments.

NOTE 1. ORGANIZATION
     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Security Valuation - Portfolio securities that are listed on national securities exchanges, other than the NASDAQ Stock Market LLC, are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Select Market, Global Market and Capital Market securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.
     Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as described below:

     []   Level 1 - quoted prices in active markets for identical securities
     [] Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)
     [] Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets:


------------------------------------------ ---------------- ------------ ------------ -----------------
SECTOR                                         LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
------------------------------------------ ---------------- ------------ ------------ -----------------
COMMON STOCKS
------------------------------------------ ---------------- ------------ ------------ -----------------
  Major Gold Producers                         $25,300,878  $         -- $         --      $25,300,878
------------------------------------------ ---------------- ------------ ------------ -----------------
  Intermediate/Mid-Tier Gold Producers          16,693,058            --           --       16,693,058
------------------------------------------ ---------------- ------------ ------------ -----------------
  Junior Gold Producers                          3,836,902            --           --        3,836,902
------------------------------------------ ---------------- ------------ ------------ -----------------
  Exploration and Development Companies          1,510,801            --           --        1,510,801
------------------------------------------ ---------------- ------------ ------------ -----------------
  Primary Silver Producers                       6,912,029           --           --         6,912,029
------------------------------------------ ---------------- ------------ ------------ -----------------
  Other                                          5,644,954            --           --        5,644,954
------------------------------------------ ---------------- ------------ ------------ -----------------
EXCHANGE TRADED FUND                             4,007,520            --           --        4,007,520
------------------------------------------ ---------------- ------------ ------------ -----------------
SHORT-TERM INVESTMENT                            2,580,896            --           --        2,580,896
------------------------------------------ ---------------- ------------ ------------ -----------------
WARRANTS
------------------------------------------ ---------------- ------------ ------------ -----------------
  Junior Gold Producers                                 --            --           --                --
------------------------------------------ ---------------- ------------ ------------ -----------------
TOTAL                                          $66,487,038  $         -- $         --      $66,487,038
------------------------------------------ ---------------- ------------ ------------ -----------------

     As of February 28, 2015 the Fund held Level 3 investments in Veris Gold Corp. warrants, which were fair valued in accordance with procedures established by and under the general supervision of the Trust's Board of Trustees. Veris Gold Corp. filed for bankruptcy after Deutsche Bank declared it in default and the company was unable to refinance debt; the warrants, therefore, were fair valued at $0. There were no Level 2 securities as of February 28, 2015. The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers at period end.
     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
     Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.
     ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES ("Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations. As of February 28, 2015, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.
     The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscal years 2011-2014 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended February 28, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE  3.  FEDERAL  INCOME TAX INFORMATION
     At February 28, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:
               Cost of investments.................. $     34,747,358
                                                     ================
               Unrealized appreciation.............. $     36,121,883
               Unrealized depreciation..............       (4,382,203)
                                                     ----------------
               Net unrealized appreciation on
               investments.......................... $     31,739,680
                                                     ================

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:   /s/ Gregory M. Orrell
      ---------------------
      Gregory M. Orrell
      President and Treasurer

Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Gregory M. Orrell
      ---------------------
      Gregory M. Orrell
      President and Treasurer

Date: April 28, 2015